Lease (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Components of Lease Expense and Other Lease Information

The components of lease expense and other lease information as of and during the three and six month periods ended June 30, 2019 are as follows:

	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2019

Operating Lease Expense Recognized	$18,816	$37,632
Cash paid for amounts included in measurement of lease liabilities	$17,464	$34,928

At June 30, 2019

Operating lease right-of-use asset	$146,719
Operating lease liability	$149,421
Weighted-average remaining lease term	2.1 years
Weighted-average discount rate	6.0%

Schedule of Maturities of Lease Liabilities

Future minimum lease payments under non-cancellable leases, reconciled to our discounted operating lease liability is as follows:

At June 30, 2019
Remainder of 2019	$36,868
2020	$76,452
2021	$46,182
Total future minimum lease payments	$159,502
Less imputed interest	$(10,081)
Total operating lease liability	$149,421